Annual Total Returns[BarChart] - ProShares Ultra MSCI Brazil Capped - None	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(49.01%)	(5.42%)	(36.14%)	(36.32%)	(70.61%)	127.87%	35.20%	(18.71%)	44.04%